Deferred income tax	12 Months Ended
Dec. 31, 2025
Deferred income tax
Deferred income tax

16.Deferred income tax

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income taxes relate to the same fiscal authority and are classified on a net basis within either deferred tax assets or deferred tax liabilities. These net country amounts are aggregated according to their asset or liability position and presented as then aggregated in the consolidated statement of financial position.

The Group recognizes deferred tax assets to the extent that it is probable that sufficient future taxable income will arise against which these deductible temporary differences can be utilized.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date, and reflects uncertainty related to income taxes, if any. Refer to note 3 for significant judgements and estimation uncertainties related to deferred tax recognition.

						Unutilized
	Property,					capital
	plant and	Intangible		Lease	Right-of-use	allowances	Finance costs
	equipment	assets	Provisions	liability	assets	and tax losses	and other	Total
	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Net deferred income tax
At January 1, 2024(a)	(102.9)	(144.7)	50.2	134.6	(115.7)	82.4	34.7	(61.4)
Tax income/(charge)	(9.3)	8.5	(1.5)	2.7	(1.8)	41.9	1.0	41.5
Exchange differences and other movements	42.7	12.7	(9.9)	32.2	(33.5)	(23.6)	(16.0)	4.6
At December 31, 2024 (a)	(69.5)	(123.5)	38.8	169.5	(151.0)	100.7	19.7	(15.3)

At January 1, 2025(a)	(69.5)	(123.5)	38.8	169.5	(151.0)	100.7	19.7	(15.3)
Tax income/(charge)	40.0	10.7	22.3	(14.9)	38.2	14.7	59.2	170.2
Reclassified as held for sale	(10.4)	40.2	(19.8)	(71.7)	42.1	(108.3)	(2.6)	(130.5)
Exchange differences and other movements	(14.9)	(6.7)	6.3	13.4	(11.4)	11.8	1.8	0.3
At December 31, 2025	(54.8)	(79.3)	47.6	96.3	(82.1)	18.9	78.1	24.7

Classified as:
At December 31, 2024
Deferred income tax assets	(57.2)	0.3	21.1	99.0	(87.8)	74.3	23.6	73.3
Deferred income tax liabilities	(12.3)	(123.8)	17.7	70.5	(63.2)	26.4	(3.9)	(88.6)
	(69.5)	(123.5)	38.8	169.5	(151.0)	100.7	19.7	(15.3)
At December 31, 2025
Deferred income tax assets	(41.2)	(21.9)	28.2	15.2	(9.9)	17.6	77.1	65.1
Deferred income tax liabilities	(13.6)	(57.4)	19.4	81.1	(72.2)	1.3	1.0	(40.4)
	(54.8)	(79.3)	47.6	96.3	(82.1)	18.9	78.1	24.7
(a)	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34).

The Group’s recognized deferred tax assets at December 31, 2025, primarily comprised $17.6 million (2024: $25.2 million) in relation to unutilized capital allowances of the Group’s Nigerian subsidiaries and $83.3 million (2024: $28.4 million) in relation to finance costs of the Group’s Nigerian subsidiaries. Tax deductions for finance costs, which comprise interest paid and realized exchange losses, are restricted under Nigerian tax legislation and are carried forward for future relief.

In the case of the Nigerian deferred tax assets described above, the Group has performed an assessment of their recovery using forecasted future taxable income and has recognized deferred tax assets to the extent it is considered probable that sufficient future taxable income will arise against which these losses and deductible temporary differences can be utilized.

Finance costs and other includes $6.9 million of deferred tax liabilities on undistributed profits as at December 31, 2025 (2024: $9.4 million), unrealized derivative instruments income and on unrealized foreign exchange. As of December 31, 2025, there were $nil (2024: $nil) of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognized.

The Group has $1.3 billion (2024: $2.2 billion) in deductible temporary differences for which no deferred tax is recognized (refer to note 3). In 2025, partial recognition occurred on these items driven by the assumed repayment of the intercompany USD denominated loan.

Refer to note 3 for details on judgements regarding unremitted earnings and estimation uncertainties on unrealized foreign exchange losses.

The temporary differences on which no deferred tax is recognized primarily relate to certain finance costs incurred by the Group’s Nigerian subsidiaries. No deferred tax is recognized for these costs, which are subject to restrictions on their deductibility, because, in the case of interest, it is not considered probable that sufficient forecast future taxable income will arise to utilize these deductions, or in the case of exchange losses, which are deductible when realized, because it is not considered probable that there will be sufficient forecast taxable income to utilize those losses which are realized in the future. The amounts are due to expire as follows:

●	within one year: $58.2 million (2024: $3.6 million);
●	between one and two years: $31.5 million (2024: $53.9 million);
●	between two and three years: $14.7 million (2024: $27.5 million);
●	between three and four years: $43.3 million (2024: $3.8 million); and
●	between four and five years: $122.1 million (2024: $232.1 million).

As of December 31, 2025, there were $nil (2024: $nil, 2023: $6.5 million) of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognized.

As per note 32, the tower businesses in Brazil and Colombia (Latam Towers) and I-Systems in Brazil have been classified as two separate disposal groups as at December 31, 2025 and the assets and liabilities of both disposal groups are presented as held for sale in the consolidated statement of financial position.

The deferred tax assets arising on tax losses in the Latam tower and fiber businesses are $108.3 million (2024: $70.9 million), the amount at December 31, 2025 is classified as held for sale.

In the case of the Brazilian deferred tax assets described as classified as held for sale above, the Group has performed an assessment of their recovery using forecasted future taxable income and has recognized deferred tax assets to the extent it is considered probable that sufficient future taxable income will arise against which these losses and deductible temporary differences can be utilized.

The tax losses and deductible temporary differences in Brazil for which a deferred tax asset has been recognised amount to $374.1 million (2024: $144.3 million) leading to a deferred tax asset of $127.2 million, (2024 $49.1 million) for the Brazil Towers business.  Those relating to I-Systems amount to $120.0 million (2024 $64.4 million) leading to a deferred tax asset of $40.8 million (2024: $21.9 million). Losses in the towers business are expected to be utilized by the end of 2039 and in I-Systems by the end of 2034. The loss utilization is based on the approved business plan with an annual risk factor applied to the outer years beyond year 10. Amounts at December 31, 2025 are classified as held for sale.

Deferred tax assets are recognised based on the future taxable income supported by our forecasts indicating profitable long-term Master Lease Agreements with an average remaining term of 12 years and CPI-linked escalators. It is considered that these sources of income are sufficiently predictable and contracted to support a recognition period in excess of ten years.

The recognition of the deferred tax assets within the Brazil fiber business is supported by positive evidence regarding future fiber network growth derived from a favourable demographic and economic outlook, and Brazilian government initiatives to expand broadband coverage, and consider the downside protection derived upon acquisition of the business.

The loss utilization has been stress-tested consistent with the sensitivity methodology applied for goodwill (refer to note 15). Applying these sensitivities would reduce the recognized deferred tax asset in Brazil Towers by $21.1 million and extend the utilization period in I-Systems to the end of 2035.

The deductible temporary differences in Nigeria for which a deferred tax asset has been recognized amount to $216.8 million (2024: $nil) leading to a deferred tax asset of $73.7 million (2024: $nil) for the INT Towers business. The deductible temporary differences are expected to be utilized by the end of 2028. The utilization periods are based on the approved 5-year business plan (2026-2030).

The utilization of the above mentioned temporary differences has been stress-tested consistent with the sensitivity methodology applied for goodwill (refer to note 15). The sensitivity test did not result in any changes to the value of the deferred tax asset recognized.